Income Tax - Summary of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdictions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax Expense [Abstract]
Income / (Loss) before income tax	€ 49	€ 65	€ (584)
Composite statutory income tax rate applicable by tax jurisdiction	31.90%	24.90%	38.20%
Income tax (expense) / benefit calculated at composite statutory tax rate applicable by tax jurisdictions	€ (16)	€ (16)	€ 223
Tax effect of:
Changes in recognized and unrecognized deferred tax assets	(61)	(45)	(177)
Change in tax rate	(11)	(6)
Other	8	(2)	(14)
Income tax (expense) / benefit	€ (80)	€ (69)	€ 32
Effective income tax rate	163.00%	106.00%	5.00%